TAXES BASED ON INCOME - Net Operating Loss and Tax Carryforwards (Details) - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017
Net operating loss and tax carryforwards
Tax credit carryforwards	$ 69.0	$ 14.0
Net operating loss and credit carryforward
Net operating loss and tax carryforwards
Net operating loss carryforwards	538.4
Tax credit carryforwards	69.0
2019
Net operating loss and tax carryforwards
Net operating loss carryforwards	4.9
2020
Net operating loss and tax carryforwards
Net operating loss carryforwards	5.2
2021
Net operating loss and tax carryforwards
Net operating loss carryforwards	3.9
2022
Net operating loss and tax carryforwards
Net operating loss carryforwards	9.0
2023
Net operating loss and tax carryforwards
Net operating loss carryforwards	6.2
2024 - 2038
Net operating loss and tax carryforwards
Net operating loss carryforwards	6.3
Indefinite life/no expiry
Net operating loss and tax carryforwards
Net operating loss carryforwards	502.9
2019
Net operating loss and tax carryforwards
Tax credit carryforwards	0.3
2020
Net operating loss and tax carryforwards
Tax credit carryforwards	14.5
2021
Net operating loss and tax carryforwards
Tax credit carryforwards	0.4
2022
Net operating loss and tax carryforwards
Tax credit carryforwards	9.7
2023
Net operating loss and tax carryforwards
Tax credit carryforwards	5.0
2024 - 2038
Net operating loss and tax carryforwards
Tax credit carryforwards	30.4
Indefinite life/no expiry
Net operating loss and tax carryforwards
Tax credit carryforwards	8.7
Foreign
Net operating loss and tax carryforwards
Net operating loss carryforwards	538.4	$ 633.7
State
Net operating loss and tax carryforwards
Net operating loss carryforwards	634.6
Operating loss carryforwards, valuation allowance	$ 591.3